401(k) Plan - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Defined Contribution Plan Disclosure [Line Items]
Maximum voluntary Contributions Per Employee, Percent	100.00%
Employer Matching Contribution, Percent of Match	4.00%
Labor and Related Expense	$ 177,000	$ 139,000